Warrant Liabilities (Tables)	3 Months Ended
Mar. 31, 2026
Other Liabilities Disclosure [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights	The carrying value of the warrant liabilities as of March 31, 2026 and December 31, 2025 are as follows:

	March 31, 2026	December 31, 2025
MVS Warrants (previously SFTrust Warrants)	$—	$915
SVS Warrants (previously RBC Warrants)	—	959
Total warrant liabilities	$—	$1,874